Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows Used in Operating Activities:
Net loss	$ (1,804,000)	$ (3,739,000)	$ (1,779,000)	$ (4,682,000)	$ (6,351,000)	$ (3,766,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Share based compensation	0	0	0	0		8,000
Amortization of debt discount and fees			1,265,000	230,000	398,000	839,000
Accrued interest expense	317,000	261,000	989,000	749,000	1,035,000	935,000
Derivative income (expense)			(1,425,000)	3,055,000	4,103,000
(Gain) Loss on debt extinguishment	(92,000)	177,000	(307,000)	177,000	141,000
Changes in operating assets and liabilities:
Prepaid expenses			(3,000)		(120,000)	370,000
Accounts payable			(38,000)	30,000	94,000	854,000
Accrued expenses			36,000	72,000	36,000	172,000
Net Cash Used in Operating Activities			(1,262,000)	(369,000)	(664,000)	(588,000)
Cash Flows Provided by Financing Activities:
Proceeds from notes payable and convertible notes, net of original issue discounts			2,200,000	591,000	840,000	653,000
Notes payable and convertible notes issuance costs			(328,000)	(72,000)	(101,000)	(114,000)
Repurchase of common stock			(2,000)
Repayment of principal and interest on notes payable			(551,000)
Net Cash Provided by Financing Activities			1,319,000	519,000	739,000	539,000
Net increase in cash			57,000	150,000	75,000	(49,000)
Cash – Beginning of Period			76,000	1,000	1,000	50,000
Cash - End of Period	$ 133,000	1,514,000	133,000	1,514,000	76,000	1,000
Supplementary Cash Flow Information:
Cash paid for interest			94,000
Cash paid for taxes
Non-cash Investing and Financing Activities:
Issuance of common stock for conversion of Series E Preferred					116,000	23,000
Issuance of common stock for conversion of Series F Preferred					3,000
Debt discounts for issuance costs, warrants and derivatives			10,000		320,000	294,000
Issuance of common stock for conversion of convertible notes			28,000	111,000	554,000
Reclassification of derivative liability					3,462,000
Accrued and deemed dividends			574,000	1,679,000	2,054,000	1,540,000
Beneficial conversion feature						$ 95,000
Conversion of Series E Preferred stock to common stock			5,056,000	4,000
Conversion of Series F Preferred stock to common stock			541,000
Issuance of common stock and warrants with convertible notes			20,000	473,000
Cashless exercise of warrants				$ 4,000